Other Current Liabilities - Schedule of Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]
Schedule Of Other Current Liabilities [Line Items]
Payroll and benefits	$ 12	$ 12	$ 10
Taxes other than income taxes	1	3	5
Accrued interest		11	0
Distribution Payable		7
Accrued Charges	20	18	15
Total other current liabilities	$ 33	$ 51	$ 30